Loans from the Argentine Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 138,128,699	$ 116,684,862
Argentine Central Bank Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	192,903	307,770
Correspondents
Disclosure of detailed information about borrowings [line items]
Borrowings	1,014,393	6,020,955
Financing from Local Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	102,022,880	93,374,358
Financing from Foreign Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	31,064,893	11,366,560
Financing from International Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,833,630	$ 5,615,219